Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator in Earnings Per Share
The components of the numerator for the calculation of basic EPS and diluted EPS for net income (loss) from continuing operations, net loss from discontinued operations and net income (loss) are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Net income (loss) from continuing operations	6,468	(628)	17,228	(1,054)
Net loss from discontinued operations	(186)	(356)	(228)	(6,868)
Net income (loss)	6,282	(984)	17,000	(7,922)

Schedule of Calculation of Denominator in Earnings Per Share
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2014	2013	2014	2013
Weighted average number of shares outstanding - basic	44,420	24,472	37,497	24,467
Impact of restricted stock units	149	—	149	—
Weighted average number of shares outstanding - diluted	44,569	24,472	37,646	24,467